Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurements
(5)	Fair Value Measurements
ASC 820 established a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy categorizes the inputs into three levels with the highest priority given to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority given to unobservable inputs (Level 3 measurement). The three levels of the fair value hierarchy are as follows:
Level 1 - Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Level 1 primarily consists of financial instruments such as exchange-traded derivatives and listed equities. Equity securities that are also classified as cash equivalents are considered Level 1 if there are unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 - Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies. Instruments in this category include non-exchange-traded
derivatives such as
over-the-counter
forwards and options.
Level 3 - Pricing inputs include significant inputs that have little or no observability as of the reporting date. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value.
Financial assets and liabilities measured at fair value are classified in their entirety in the appropriate fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The

Company’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy. The Company primarily determines fair value measurements classified as Level 2 or Level 3 using a combination of the income and market valuation approaches. Inputs used to estimate the fair value of forwards, swaps and options include market-price curves, contract terms and prices, credit-risk adjustments, and discount factors. Additionally, for options, the Black-Scholes option valuation model and implied market volatility curves are used. Inputs used to estimate fair value in industry-standard models are categorized as Level 2 inputs as substantially all assumptions and inputs are observable in active markets throughout the full term of the instruments. On a daily basis, the Company obtains quoted forward prices for the electric and natural gas markets from an independent external pricing service.
The Company considers its electric and natural gas contracts as Level 2 derivative instruments as such contracts are commonly traded as over-the-counter
forwards with indirectly observable price quotes. However, certain energy derivative instruments with maturity dates falling outside the range of observable price quotes or that are transacted at illiquid delivery locations are classified as Level 3 in the fair value hierarchy. Management’s assessment is based on the trading activity in real-time and forward electric and natural gas markets. Each quarter, the Company confirms the validity of pricing-service quoted prices used to value Level 2 commodity contracts with the actual prices of commodity contracts entered into during the most recent quarter. The Company’s environmental compliance obligation is categorized in Level 2 of the fair value hierarchy and is measured at fair value using a market approach based on quoted prices from an independent pricing service.
Assets and Liabilities with Estimated Fair Value
The carrying values of cash and cash equivalents, restricted cash, and short-term debt as reported on the balance sheet are reasonable estimates of their fair value due to the short-term nature of these instruments and are classified as Level 1 in the fair value hierarchy. Investments in life insurance contracts of $44.9 million and $44.8 million at March 31, 2026 and December 31, 2025, respectively, are included in “Other property and investments” on the balance sheet. These investments are carried at cash surrender values, which represent the amount of cash that could be realized under the contracts.
The fair value of the long-term notes was estimated using the discounted cash flow method with the U.S. Treasury yields and the Company’s credit spreads as inputs, interpolating to the maturity date of each issue. The carrying values and estimated fair values were as follows:

Puget Energy		March 31, 2026		December 31, 2025
(Dollars in Thousands)	Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Liabilities:
Long-term debt (fixed-rate), net of discount 1	2	$9,419,345	$9,101,774	$8,525,032	$8,199,785

Puget Sound Energy
(Dollars in Thousands)
Liabilities:
Long-term debt (fixed-rate), net of discount 2	2	$6,458,377	$6,005,816	$6,457,684	$6,054,647

1	The carrying value includes debt issuances costs of $22.7 million and $23.2 million for March 31, 2026 and December 31, 2025, respectively, which are not included in fair value.
2	The carrying value includes debt issuances costs of $21.8 million and $22.2 million for March 31, 2026 and December 31, 2025, respectively, which are not included in fair value.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table presents the Company’s financial assets and liabilities by level, within the fair value hierarchy, that were accounted for at fair value on a recurring basis:

Puget Energy and Puget Sound Energy	Fair Value At March 31, 2026			Fair Value At December 31, 2025
(Dollars in Thousands)	Level 2	Level 3	Total	Level 2	Level 3	Total
Assets:
Electric derivative instruments	$42,571	$4,162	$46,733	$38,930	$3,044	$41,974
Natural gas derivative instruments	3,032	3,544	6,576	2,262	4,473	6,735

Total assets	$45,603	$7,706	$53,309	$41,192	$7,517	$48,709

Liabilities:
Electric derivative instruments	$275,371	$231,461	$506,832	$281,007	$212,327	$493,334
Natural gas derivative instruments	73,574	1,097	74,671	78,945	1,142	80,087
Compliance obligations	140,105	—	140,105	96,490	—	96,490

Total liabilities	$489,050	$232,558	$721,608	$456,442	$213,469	$669,911

The following tables present the Company’s reconciliation of the changes in the fair value of Level 3 derivatives in the fair value hierarchy:

Puget Energy and Puget Sound Energy	Three Months Ended March 31,
(Dollars in Thousands)	2026			2025
Level 3 Roll-Forward Net Asset/(Liability)	Electric	Natural Gas	Total	Electric	Natural Gas	Total
Balance at beginning of period	$(209,283)	$3,330	$(205,953)	$(175,110)	$1,391	$(173,719)
Changes during period:
Realized and unrealized energy derivatives:
Included in regulatory assets / liabilities	(53,704)	615	(53,089)	(58,485)	617	(57,868)
Settlements	35,688	(1,498)	34,190	29,877	(423)	29,454
Transferred into Level 3	—	—	—	—	—	—
Transferred out of Level 3	—	—	—	—	—	—

Balance at end of period	$(227,299)	$2,447	$(224,852)	$(203,718)	$1,585	$(202,133)

Realized gains and losses on energy derivatives for Level 3 recurring items are included in energy costs in the Company’s consolidated statements of income under purchased electricity, electric generation fuel or purchased natural gas when settled. Unrealized gains and losses on energy derivatives for Level 3 recurring items are deferred as regulatory assets or liabilities on the Company’s consolidated balance sheet.
The Company does not use internally developed models to make adjustments to significant unobservable pricing inputs. The only significant unobservable input into the fair value measurement of the Company’s Level 3 assets and liabilities is the forward price for electric and natural gas contracts. The weighted average price is calculated as the total market value divided by the total volume of the Company’s Level 3 electric and natural gas commodity contracts, respectively, as of the reporting date.

The following table presents the forward price ranges for the Company’s Level 3 commodity contracts as of March 31, 2026:

Puget Energy and Puget Sound Energy	Fair Value				Range
(Dollars in Thousands)	Assets 1	Liabilities 1	Valuation Technique	Unobservable Input	Low	High	Weighted Average
Electric	$4,162	$231,461	Discounted cash flow	Power prices (per MWh)	$10.59	$113.26	$52.26
Natural gas	$3,544	$1,097	Discounted cash flow	Natural gas prices (per MMBtu)	$1.92	$4.61	$2.44

1	The valuation techniques and unobservable inputs are the same for asset and liability positions.
The following table presents the forward price ranges for the Company’s Level 3 commodity contracts as of December 31, 2025:

Puget Energy and Puget Sound Energy	Fair Value				Range
(Dollars in Thousands)	Assets 1	Liabilities 1	Valuation Technique	Unobservable Input	Low	High	Weighted Average
Electric	$3,044	$212,327	Discounted cash flow	Power prices (per MWh)	$18.40	$126.87	$57.64
Natural gas	$4,473	$1,142	Discounted cash flow	Natural gas prices (per MMBtu)	$1.53	$4.46	$2.30

1	The valuation techniques and unobservable inputs are the same for asset and liability positions.
The significant unobservable inputs listed above would have a direct impact on the fair values of the above instruments if they were adjusted. Consequently, significant increases or decreases in the forward prices of electricity or natural gas in isolation would result in a significantly higher or lower fair value for Level 3 assets and liabilities. Generally, interrelationships exist between market prices of natural gas and power. As such, an increase in natural gas pricing would potentially have a similar impact on forward power markets. As of March 31, 2026 and December 31, 2025, a hypothetical 10% increase or decrease in market prices of natural gas and electricity would change the fair value of the Company’s derivative portfolio, classified as Level 3 within the fair value hierarchy, by $41.5 million and $48.1 million, respectively.

(11) Fair Value Measurements
ASC 820 established a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy categorizes the inputs into three levels with the highest priority given to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority given to unobservable inputs (Level 3 measurement). The three levels of the fair value hierarchy are as follows:
Level 1 - Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Level 1 primarily consists of financial instruments such as exchange-traded derivatives and listed equities. Equity securities that are also classified as cash equivalents are considered Level 1 if there are unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 - Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies. Instruments in this category include non-exchange-traded
derivatives such as
over-the-counter
forwards and options.
Level 3 - Pricing inputs include significant inputs that have little or no observability as of the reporting date. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value.
Financial assets and liabilities measured at fair value are classified in their entirety in the appropriate fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy. The Company primarily determines fair value measurements classified as Level 2 or Level 3 using a combination of the income and market valuation approaches. The process of determining the fair values is the responsibility of the derivative accounting department which reports to the Controller and Principal Accounting Officer. Inputs used to estimate the fair value of forwards, swaps and options include market-price curves, contract terms and prices, credit-risk adjustments, and discount factors. Inputs used to estimate fair value in industry-standard models are categorized as Level 2 inputs as substantially all assumptions and inputs are observable in active markets throughout the full term of the instruments. On a daily basis, the Company obtains quoted forward prices for the electric and natural gas markets from an independent external pricing service.
The Company considers its electric and natural gas contracts as Level 2 derivative instruments as such contracts are commonly traded as over-the-counter
forwards with indirectly observable price quotes. However, certain energy derivative instruments with maturity dates falling outside the range of observable price quotes or that are transacted at illiquid delivery locations are classified as Level 3 in the fair value hierarchy. Management’s assessment is based on the trading activity in real-time and forward electric and natural gas markets. Each quarter, the Company confirms the validity of pricing-service quoted prices used to value Level 2 commodity contracts with the actual prices of commodity contracts entered into during the most recent quarter.
Assets and Liabilities with Estimated Fair Value
The carrying values of cash and cash equivalents, restricted cash, and short-term debt as reported on the balance sheet are reasonable estimates of their fair value due to the short-term nature of these instruments and are classified as Level 1 in the fair value hierarchy. Investments in life insurance contracts of $44.8 million both at December 31, 2025 and 2024, are included in “Other property and investments” on the balance sheet. These values are also reasonable estimates of their fair value and classified as Level 2 in the fair value hierarchy as they are valued based on market rates for similar transactions.
The fair value of long-term notes were estimated using the discounted cash flow method with U.S. Treasury yields and Company’s credit spreads as inputs, interpolating to the maturity date of each issue.
The carrying values and estimated fair values were as follows:
Puget Energy

		December 31, 2025		December 31, 2024
(Dollars in Thousands)	Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial liabilities:
Long-term debt (fixed-rate), net of discount 1	2	$8,525,032	$8,199,785	$7,423,919	$6,966,211
Puget Sound Energy

		December 31, 2025		December 31, 2024
(Dollars in Thousands)	Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial liabilities:
Long-term debt (fixed-rate), net of discount 2	2	$6,457,684	$6,054,647	$5,961,025	$5,492,999

1.	The carrying value includes debt issuances costs of $23.2 million and $21.3 million for December 31, 2025, and 2024, respectively, which are not included in fair value.
2.	The carrying value includes debt issuances costs of $22.2 million and $22.1 million for December 31, 2025, and 2024, respectively, which are not included in fair value.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables present the Company’s financial assets and liabilities by level, within the fair value hierarchy, that were accounted for at fair value on a recurring basis and the reconciliation of the changes in the fair value of Level 3 derivatives in the fair value hierarchy:
Puget Energy and
Puget Sound Energy

	Fair Value			Fair Value
	December 31, 2025			December 31, 2024
(Dollars in Thousands)	Level 2	Level 3	Total	Level 2	Level 3	Total
Assets:
Electric derivative instruments	$38,930	$3,044	$41,974	$25,236	$10,105	$35,341
Gas derivative instruments	2,262	4,473	6,735	1,729	1,766	3,495

Total derivative assets	$41,192	$7,517	$48,709	$26,965	$11,871	$38,836

Liabilities:
Electric derivative instruments	$281,007	$212,327	$493,334	$134,292	$185,214	$319,506
Gas derivative instruments	78,945	1,142	80,087	70,050	375	70,425
Compliance obligation	96,490	—	96,490	73,049	—	73,049

Total derivative liabilities	$456,442	$213,469	$669,911	$277,391	$185,589	$462,980

Puget Energy and
Puget Sound Energy

	Year Ended December 31,
Level 3 Roll-Forward Net Asset (Liability)	2025			2024			2023
(Dollars in Thousands)	Electric	Natural Gas	Total	Electric	Natural Gas	Total	Electric	Natural Gas	Total
Balance at beginning of period	$(175,110)	$1,391	$(173,719)	$27,262	$3,851	$31,113	$116,078	$(127)	$115,951
Changes during period:
Realized and unrealized energy derivatives
Included in earnings 1	—	—	—	(27,262)	—	(27,262)	(56,656)	—	(56,656)
Included in regulatory assets / liabilities	(88,308)	4,517	(83,791)	(211,129)	1,284	(209,845)	—	4,906	4,906
Settlements 2	54,135	(2,578)	51,557	34,873	(4,418)	30,455	(32,377)	(1,098)	(33,475)
Transferred into Level 3	—	—	—	—	—	—	—	—	—
Transferred out Level 3	—	—	—	1,146	674	1,820	217	170	387

Balance at end of period	$(209,283)	$3,330	$(205,953)	$(175,110)	$1,391	$(173,719)	$27,262	$3,851	$31,113

1.
Income Statement classification: Unrealized gain (loss) on derivative instruments, net. Includes unrealized gains (losses) on derivatives still held in position as of the reporting date for electric derivatives of $(17.3) million for the year ended December 31, 2023.

2.	The Company had no purchases or sales of options during the reported periods.

Realized gains and losses on energy derivatives for Level 3 recurring items are included in energy costs in the Company’s consolidated statements of income under purchased electricity, electric generation fuel or purchased natural gas when settled.
In order to determine which assets and liabilities are classified as Level 3, the Company receives market data from its independent external pricing service defining the tenor of observable market quotes. To the extent any of the Company’s commodity contracts extend beyond what is considered observable as defined by its independent pricing service, the contracts are classified as Level 3. The actual tenor of what the independent pricing service defines as observable is subject to change depending on market conditions. Therefore, as the market changes, the same contract may be designated Level 3 one month and Level 2 the next, and vice versa. The changes of fair value classification into or out of Level 3 are recognized each month and reported in the Level 3 Roll-forward table above. The Company did not have any transfers between Level 2 and Level 1 during the years ended December 31, 2025, 2024, and 2023. The Company does transact at locations, or market price points, that are illiquid or for which no prices are available from the independent pricing service. In such circumstances the Company uses a more liquid price point and adjusts the price for transportation costs to the illiquid locations to serve as a proxy for market prices. Such transactions are classified as Level 3. The Company does not use internally developed models to make adjustments to significant unobservable pricing inputs.
The only significant unobservable input into the fair value measurement of the Company’s Level 3 assets and liabilities is the forward price for electric and natural gas contracts.
Below are the forward price ranges for the Company’s commodity contracts, as of December 31, 2025:
Puget Energy and
Puget Sound Energy

	Fair Value				Range
(Dollars in Thousands)	Assets1	Liabilities 1	Valuation Technique	Unobservable Input	Low	High	Weighted
Electricity	$3,044	$212,327	Discounted cash flow	Power Prices (per MWh)	$18.40	$126.87	$57.64
Natural Gas	$4,473	$1,142	Discounted cash flow	Natural Gas Prices (per MMBtu)	$1.53	$4.46	$2.30

1	The valuation techniques, unobservable inputs and ranges are the same for asset and liability positions.
The significant unobservable inputs listed above would have a direct impact on the fair values of the above instruments if they were adjusted. Consequently, significant increases or decreases in the forward prices of electricity or natural gas in isolation would result in a significantly higher or lower fair value for Level 3 assets and liabilities. Generally, interrelationships exist between market prices of natural gas and power. As such, an increase in natural gas pricing would potentially have a similar impact on forward power markets. At December 31, 2025, a hypothetical 10% increase or decrease in market prices of natural gas and electricity would change the fair value of the Company’s derivative portfolio, classified as Level 3 within the fair value hierarchy, by $48.1 million.